Related-Party Transactions - Additional Information (Detail) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Amortisation of intangible assets	R$ 1,449
Confidentiality and NonCompete Agreement [Member] | Officers [Member]
Disclosure of subsidiaries [line items]
Amortisation of intangible assets	510	R$ 29
Buildings [member]
Disclosure of subsidiaries [line items]
Purchases of property and other assets related party transaction	41,809		R$ 44,244
Fundo de Investimento Essencial [Member]
Disclosure of subsidiaries [line items]
Investments	3,395		R$ 3,766
Natura Cosméticos S.A.
Disclosure of subsidiaries [line items]
Reimbursement of transaction cost of acquisition	147,486
Donations associated with maintenance	R$ 692
Percentage of corresponding net income	0.50%
Donations associated with sale	R$ 21,000	R$ 12,500